Financial Assets and Liabilities - Notional amounts of derivative instruments (Details) - Foreign exchange forward contracts $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 409,351	$ 274,151
AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 402,146	$ 267,949
Average forward rate	0	0
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 7,205	$ 6,202
Average forward rate	0	0
Non Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 152,461	$ 43,887
Non Hedge | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 145,256	$ 37,685
Average forward rate	0.6754	0.6979
Non Hedge | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 7,205	$ 6,202
Average forward rate	1.1179	1.1302
Cash Flow Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 256,890	$ 230,264
Cash Flow Hedge | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 256,890	$ 230,264
Average forward rate	0.6536	0.7181
Cash Flow Hedge | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average forward rate	0	0
Under 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 400,910	$ 259,674
Under 12 months | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 393,705	$ 253,472
Average forward rate	0.6610	0.7156
Under 12 months | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 7,205	$ 6,202
Average forward rate	1.1179	1.1302
Over 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 8,441	$ 14,477
Over 12 months | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 8,441	$ 14,477
Average forward rate	0.6844	0.7085
Over 12 months | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average forward rate	0	0